UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2857

Name of Fund: Intermediate Term Portfolio of
              Merrill Lynch Bond Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.

Schedule of Investments as of December 31, 2005                                                                 (in U.S. dollars)
                                       Face
                                     Amount   Asset-Backed Securities+                                                  Value
                            USD     722,188   ACE Securities Corp. Series 2003-OP1 Class A2,
                                              4.89% due 12/25/2033 (b)                                           $        722,947
                                  1,550,000   ACE Securities Corp. Series 2005-ASP1 Class M1,
                                              5.21% due 9/25/2035 (b)                                                   1,546,823
                                  3,950,000   ACE Securities Corp. Series 2005-HE6 Class A2B,
                                              4.73% due 10/25/2035 (b)                                                  3,950,000
                                  1,073,414   Aegis Asset-Backed Securities Trust Series 2004-1
                                              Class A, 4.88% due 4/25/2034 (b)                                          1,074,441
                                    730,000   Altius Funding Ltd. Series 2005-2A Class D,
                                              7.148% due 12/05/2040 (a)(b)                                                730,000
                                  1,250,000   Ameriquest Mortgage Securities, Inc. Series 2004-R1
                                              Class M2, 5.11% due 2/25/2034 (b)                                         1,252,463
                                  1,966,750   Argent Securities, Inc. Series 2004-W11 Class A3,
                                              4.89% due 11/25/2034 (b)                                                  1,968,780
                                  2,900,000   Bear Stearns Asset-Backed Securities, Inc.,
                                              4.71% due 6/27/2007                                                       2,899,547
                                  1,373,964   Bear Stearns Asset-Backed Securities, Inc.
                                              Series 2004-HE9 Class 1A2, 4.90% due 3/25/2032 (b)                        1,375,624
                                  4,000,000   Bear Stearns Asset-Backed Securities, Inc.
                                              Series 2005-HE10 Class A2, 4.82% due 8/25/2035 (b)                        4,002,054
                                  1,550,000   Bear Stearns Asset-Backed Securities, Inc.
                                              Series 2005-SD1 Class 1A2, 4.83% due 7/25/2027 (b)                        1,553,793
                                    400,000   Buckingham CDO Ltd. Series 2005-2A Class E,
                                              7.14% due 4/05/2041 (a)(b)                                                  400,000
                                    757,456   CIT Equipment Collateral Series 2003-VT1 Class A3A,
                                              4.62% due 4/20/2007 (b)                                                     757,752
                                    332,933   California Infrastructure PG&E-1 Series 1997-1
                                              Class A7, 6.42% due 9/25/2008                                               335,454
                                    264,087   California Infrastructure SCE-1 Series 1997-1 Class A6,
                                              6.38% due 9/25/2008                                                         266,238
                                    360,141   Capital Auto Receivables Asset Trust
                                              Series 2003-2 Class B, 4.75% due 1/15/2009 (b)                              360,628
                                    700,000   Capital Auto Receivables Asset Trust
                                              Series 2004-2 Class D, 5.82% due 5/15/2012                                  694,499
                                  5,200,000   Chase Credit Card Master Trust Series 2003-1 Class C,
                                              5.57% due 4/15/2008 (b)                                                   5,202,133
                                  1,600,000   Countrywide Asset-Backed Certificates Series 2003-2
                                              Class M1, 5.234% due 6/26/2033 (b)                                        1,605,853
                                    567,562   Countrywide Asset-Backed Certificates Series 2003-BC3
                                              Class A2, 4.84% due 9/25/2033 (b)                                           568,152
                                  1,202,278   Countrywide Asset-Backed Certificates Series 2004-5
                                              Class A, 4.98% due 10/25/2034 (b)                                         1,208,545
                                  1,200,000   Countrywide Asset-Backed Certificates Series 2004-5
                                              Class M2, 5.20% due 7/25/2034 (b)                                         1,206,034
                                  1,350,000   Countrywide Asset-Backed Certificates Series 2004-13
                                              Class AF4, 4.583% due 1/25/2033 (b)                                       1,337,517
                                  1,350,000   Countrywide Asset-Backed Certificates Series 2004-13
                                              Class MF1, 5.071% due 12/25/2034 (b)                                      1,331,489
                                  1,500,000   Credit-Based Asset Servicing and Securitization
                                              Series 2005-CB2 Class AV2, 4.73% due 4/25/2036 (b)                        1,500,627
                                  2,050,000   Equifirst Mortgage Loan Trust Series 2004-2 Class M1,
                                              5.08% due 7/25/2034 (b)                                                   2,057,639
                                    663,471   First Franklin Mortgage Loan Asset-Backed Certificates
                                              Series 2003-FF5 Class A2, 5.18% due 3/25/2034 (b)                           663,903
                                  3,300,034   First Franklin Mortgage Loan Asset-Backed Certificates
                                              Series 2004-FF10 Class A2, 4.93% due 12/25/2032 (b)                       3,308,220
                                  3,868,721   First Franklin Mortgage Loan Asset-Backed Certificates
                                              Series 2005-FF10 Class A6, 4.88% due 11/25/2035 (b)                       3,869,930
                                  1,985,213   Home Equity Asset Trust Series 2005-1 Class A2,
                                              4.81% due 5/25/2035 (b)                                                   1,986,123
                                  1,441,765   Home Equity Asset Trust Series 2005-3 Class 1A2,
                                              4.629% due 8/25/2035 (b)                                                  1,441,755
                                  2,217,705   Irwin Home Equity Series 2005-C Class 1A1,
                                              4.639% due 4/25/2030 (b)                                                  2,217,689
                                    437,657   Long Beach Mortgage Loan Trust Series 2002-4
                                              Class 2A, 4.99% due 11/26/2032 (b)                                          438,640
                                  1,098,432   Long Beach Mortgage Loan Trust Series 2004-1
                                              Class A3, 4.83% due 2/25/2034 (b)                                         1,099,326
                                  1,000,000   Morgan Stanley ABS Capital I, Inc. Series 2003-NC5
                                              Class M2, 6.53% due 4/25/2033 (b)                                         1,007,540
                                    866,050   Morgan Stanley ABS Capital I, Inc. Series 2004-NC1
                                              Class A2, 4.90% due 12/27/2033 (b)                                          867,159
                                    898,485   Morgan Stanley ABS Capital I, Inc. Series 2004-NC2
                                              Class A2, 4.83% due 12/25/2033 (b)                                          900,489
                                    176,813   Morgan Stanley ABS Capital I, Inc. Series 2004-WMC1
                                              Class A3, 4.78% due 6/25/2034 (b)                                           176,830
                                  2,687,214   Morgan Stanley ABS Capital I, Inc. Series 2005-HE1
                                              Class A2MZ, 4.83% due 12/25/2034 (b)                                      2,690,572
                                    997,967   Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                              Class A1MZ, 4.78% due 3/25/2035 (b)                                         997,763
                                  1,003,846   Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                              Class A2MZ, 4.78% due 3/25/2035 (b)                                       1,003,641
                                    873,449   New Century Home Equity Loan Trust Series 2004-2
                                              Class A3, 4.78% due 8/25/2034 (b)                                           873,539
                                  2,286,355   New Century Home Equity Loan Trust Series 2004-3
                                              Class A3, 4.92% due 11/25/2034 (b)                                        2,289,656
                                  2,580,144   New Century Home Equity Loan Trust Series 2005-2
                                              Class A2MZ, 4.79% due 6/25/2035 (b)                                       2,580,577
                                    914,445   Option One Mortgage Loan Trust Series 2003-4
                                              Class A2, 4.85% due 7/25/2033 (b)                                           915,620
                                    500,000   Option One Mortgage Loan Trust Series 2005-1
                                              Class M5, 5.78% due 2/25/2035 (b)                                           502,553
                                  1,254,556   Park Place Securities, Inc. Series 2005-WCH1
                                              Class A1B, 4.83% due 1/25/2035 (b)                                        1,256,351
                                    975,329   Park Place Securities, Inc. Series 2005-WCH1
                                              Class A3D, 4.87% due 1/25/2035 (b)                                          976,729
                                    550,000   Popular ABS Mortgage Pass-Through Trust
                                              Series 2005-1 Class M2, 5.507% due 5/25/2035                                535,620
                                  2,750,000   Residential Asset Mortgage Products, Inc.
                                              Series 2004-RS11 Class A2, 4.80% due 12/25/2033 (b)                       2,753,930
                                  1,950,000   Residential Asset Mortgage Products, Inc.
                                              Series 2005-RS3 Class AI2, 4.70% due 3/25/2035 (b)                        1,954,196
                                  1,211,063   Residential Asset Securities Corp.
                                              Series 2003-KS5 Class AIIB, 4.82% due 7/25/2033 (b)                       1,212,978
                                  3,400,000   Soundview Home Equity Loan Trust Series 2005-OPT3
                                              Class A4, 4.83% due 11/25/2035 (b)                                        3,400,000
                                  2,300,000   Structured Asset Investment Loan Trust Series 2003-BC6
                                              Class M1, 5.28% due 7/25/2033 (b)                                         2,308,709
                                    840,000   Structured Asset Investment Loan Trust Series 2004-8
                                              Class M4, 5.53% due 9/25/2034 (b)                                           843,049
                                  1,004,933   Structured Asset Securities Corp. Series 2004-23XS
                                              Class 2A1, 4.55% due 1/25/2035 (b)                                        1,003,427
                                  4,495,000   Wells Fargo Home Equity Trust Series 2004-2
                                              Class A32, 4.87% due 2/25/2032 (b)                                        4,507,142
                                    342,533   Whole Auto Loan Trust Series 2004-1
                                              Class D, 5.60% due 3/15/2011                                                341,500

                                              Total Asset-Backed Securities
                                              (Cost - $90,857,021) - 20.3%                                             90,834,188


                                              Government & Agency Obligations
                                  7,980,000   Fannie Mae, 4% due 2/28/2007                                              7,910,853
                                  3,900,000   Fannie Mae, 7.125% due 1/15/2030                                          5,091,021
                                  2,400,000   Federal Home Loan Bank System, 2.75% due 11/15/2006                       2,359,728
                                    500,000   U.S. Treasury Bonds, 7.50% due 11/15/2016                                   628,047
                                    310,000   U.S. Treasury Bonds, 8.125% due 8/15/2019 (i)                               420,559
                                  1,070,000   U.S. Treasury Bonds, 7.25% due 8/15/2022                                  1,393,425
                                    220,000   U.S. Treasury Bonds, 6.25% due 8/15/2023                                    262,711
                                    220,000   U.S. Treasury Bonds, 6.625% due 2/15/2027                                   279,108
                                     20,000   U.S. Treasury Bonds, 5.375% due 2/15/2031                                    22,466
                                  2,759,480   U.S. Treasury Inflation Indexed Bonds, 3.875%
                                              due 1/15/2009                                                             2,900,067
                                  2,407,944   U.S. Treasury Inflation Indexed Bonds, 3.50%
                                              due 1/15/2011                                                             2,573,310
                                  5,007,168   U.S. Treasury Inflation Indexed Bonds, 1.625%
                                              due 1/15/2015                                                             4,823,618
                                 24,000,000   U.S. Treasury Notes, 4% due 8/31/2007                                    23,840,616
                                    160,000   U.S. Treasury Notes, 3.75% due 5/15/2008                                    157,725
                                    250,000   U.S. Treasury Notes, 3.875% due 5/15/2010                                   245,264
                                    480,000   U.S. Treasury Notes, 3.625% due 6/15/2010                                   465,844
                                  1,000,000   U.S. Treasury Notes, 4.125% due 8/15/2010                                   990,156
                                     95,000   U.S. Treasury Notes, 4.25% due 10/15/2010                                    94,503
                                     90,000   U.S. Treasury Notes, 5% due 2/15/2011                                        92,696
                                  3,765,000   U.S. Treasury Notes, 4.25% due 8/15/2015                                  3,716,319
                                  1,000,000   U.S. Treasury Notes, 4.50% due 11/15/2015                                 1,008,203

                                              Total Government & Agency Obligations
                                              (Cost - $58,629,262) - 13.2%                                             59,276,239


                                              Government Agency Mortgage-Backed Obligations+
                                              Fannie Mae Guaranteed Pass-Through Certificates:
                                  2,391,928       5% due 1/15/2036                                                      2,317,180
                                 22,179,000       5.50% due 1/15/2036                                                  21,957,210
                                    712,257       6% due 9/01/2035                                                        720,331
                                    710,538       6.50% due 6/01/2032-11/01/2032                                          730,241
                                              Freddie Mac Mortgage Participation Certificates:
                                 19,878,639       5% due 1/15/2036 (k)                                                 19,238,785
                                  9,345,899       5.50% due 1/15/2021 (k)                                               9,398,470
                                  9,681,066       5.50% due 12/01/2034-1/15/2036 (k)                                    9,593,081
                                    445,651       6.50% due 10/01/2033                                                    456,809
                                    641,274       7% due 9/01/2031-4/01/2032                                              668,075
                                  1,099,599   Ginnie Mae MBS Certificates, 6.50% due
                                              6/15/2031-4/15/2032                                                       1,149,074

                                              Total Government Agency Mortgage-Backed Obligations
                                              (Cost - $66,045,656) - 14.8%                                             66,229,256


                                              Non-Government Agency Mortgage-Backed Obligations+
Collateralized Mortgage           2,683,000   Bear Stearns Adjustable Rate Mortgage Trust
Obligations - 4.8%                            Series 2004-4 Class A4, 3.512% due 6/25/2034 (b)                          2,610,248
                                  2,384,392   Impac Secured Assets CMN Owner Trust Series 2004-3
                                              Class 1A4, 4.93% due 11/25/2034 (b)                                       2,389,205
                                  1,650,000   Impac Secured Assets CMN Owner Trust Series 2004-3
                                              Class M1, 5.13% due 11/25/2034 (b)                                        1,657,007
                                  3,619,746   RAAC Series 2005-SP2 Class 2A, 4.83%
                                              due 6/25/2044 (b)                                                         3,619,717
                                  3,591,388   RMAC Plc Series 2003-NS2A Class A2C,
                                              4.88% due 9/12/2035 (b)                                                   3,595,941
                                  3,905,588   Residential Accredit Loans, Inc. Series 2005-QS12
                                              Class A8, 4.88% due 8/25/2035 (b)                                         3,900,178
                                    998,575   Structured Asset Securities Corp. Series 2005-GEL2
                                              Class A, 4.81% due 4/25/2035 (b)                                            998,567
                                  1,800,000   Structured Asset Securities Corp. Series 2005-OPT1
                                              Class A4M, 4.88% due 11/25/2035 (b)                                       1,801,688
                                    849,050   Washington Mutual Series 2005-AR2 Class B4,
                                              5.43% due 1/25/2045 (b)                                                     806,597
                                                                                                                 ----------------
                                                                                                                       21,379,148

Commercial Mortgage-Backed        3,100,000   Banc of America Commercial Mortgage, Inc.
Securities - 9.9%                             Series 2005-4 Class A5A, 4.933% due 7/10/2045                             3,045,154
                                  3,700,000   Banc of America Commercial Mortgage, Inc.
                                              Series 2005-6 Class A4, 5.182% due 9/10/2047 (b)                          3,724,281
                                  3,700,000   Banc of America Large Loan Series 2003-BBA2
                                              Class A3, 4.79% due 11/15/2015 (b)                                        3,702,910
                                  1,000,000   Bear Stearns Commercial Mortgage Security
                                              Series 2002-FL1A Class D, 4.85% due 8/03/2014 (a)(b)                      1,000,313
                                  2,900,000   CS First Boston Mortgage Securities Corp.
                                              Series 2005-C5 Class C, 5.10% due 8/15/2038 (b)                           2,841,304
                                  1,950,000   GS Mortgage Securities Corp. II Series 2005-GG4
                                              Class A2, 4.475% due 7/10/2039 (a)                                        1,904,271
                                  3,400,000   Greenwich Capital Commercial Funding Corp.
                                              Series 2004-GG1 Class A4, 4.755% due 6/10/2036                            3,353,131
                                  4,050,000   Greenwich Capital Commercial Funding Corp.
                                              Series 2005-GG5 Class B, 5.369% due 4/10/2037 (b)                         4,039,875
                                  1,950,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                              Series 2005-LDP2 Class A2, 4.575% due 7/15/2042                           1,910,198
                                  4,800,000   JPMorgan Chase Commercial Mortgage Securities Corp.
                                              Series 2005-LDP4 Class A4, 4.918% due 10/15/2042 (b)                      4,707,840
                                  2,150,000   LB-UBS Commercial Mortgage Trust Series 2005-C3
                                              Class A5, 4.739% due 7/15/2030                                            2,085,293
                                  2,050,000   LB-UBS Commercial Mortgage Trust Series 2005-C7
                                              Class C, 5.35% due 11/15/2040 (b)                                         2,050,000
                                    841,192   Nationslink Funding Corp. Series 1999-2 Class A3,
                                              7.181% due 6/20/2031                                                        846,983
                                  9,050,000   Wachovia Bank Commercial Mortgage Trust
                                              Series 2005-C22 Class A4, 5.11% due 12/15/2044 (b)                        9,180,139
                                                                                                                 ----------------
                                                                                                                       44,391,692

                                              Total Non-Government Agency Mortgage-Backed Obligations
                                              (Cost - $66,165,272) - 14.7%                                             65,770,840


Industry                                      Corporate Bonds
Aerospace & Defense - 1.1%        1,515,000   BAE Systems Holdings, Inc., 4.75% due 8/15/2010 (a)                       1,487,871
                                  1,335,000   Goodrich Corp., 6.60% due 5/15/2009                                       1,394,681
                                  1,130,000   Raytheon Co., 8.30% due 3/01/2010                                         1,265,699
                                    515,000   Raytheon Co., 5.50% due 11/15/2012                                          526,717
                                                                                                                 ----------------
                                                                                                                        4,674,968

Airlines - 0.4%                     479,964   American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                 462,614
                                    475,000   Continental Airlines, Inc. Series 2002-1, 6.563%
                                              due 8/15/2013                                                               491,091
                                    630,000   Southwest Airlines Co., 7.875% due 9/01/2007                                657,205
                                                                                                                 ----------------
                                                                                                                        1,610,910

Automobiles - 0.2%                  555,000   DaimlerChrysler NA Holding Corp., 4.75% due 1/15/2008                       549,937
                                    455,000   DaimlerChrysler NA Holding Corp., 7.75% due 1/18/2011                       497,828
                                                                                                                 ----------------
                                                                                                                        1,047,765

Biotechnology - 0.7%              3,250,000   Abgenix, Inc., 3.50% due 3/15/2007 (e)                                    3,217,500

Capital Markets - 2.0%              980,000   The Bear Stearns Cos., Inc., 4.96% due 1/30/2009 (b)                        984,718
                                    155,000   The Bear Stearns Cos., Inc., 5.70% due 11/15/2014                           159,866
                                  1,090,000   Credit Suisse First Boston USA, Inc., 4.70%
                                              due 6/01/2009                                                             1,081,213
                                  1,920,000   Goldman Sachs Group, Inc., 5.70% due 9/01/2012                            1,975,062
                                  1,030,000   Goldman Sachs Group, Inc., 5.25% due 10/15/2013                           1,029,752
                                    415,000   Goldman Sachs Group, Inc., 6.125% due 2/15/2033                             435,550
                                  1,190,000   Lehman Brothers Holdings, Inc., 3.50% due 8/07/2008                       1,148,531
                                    600,000   Lehman Brothers Holdings, Inc. Series H, 4.50%
                                              due 7/26/2010                                                               587,420
                                    110,000   Mellon Funding Corp., 6.40% due 5/14/2011                                   117,239
                                  1,030,000   Morgan Stanley, 5.30% due 3/01/2013                                       1,032,066
                                    400,000   State Street Bank & Trust Co., 5.30% due 1/15/2016                          404,511
                                                                                                                 ----------------
                                                                                                                        8,955,928

Chemicals - 0.5%                    935,000   Cytec Industries, Inc., 5.50% due 10/01/2010                                910,624
                                    865,000   Cytec Industries, Inc., 6% due 10/01/2015                                   823,874
                                    430,000   Lubrizol Corp., 6.50% due 10/01/2034                                        448,935
                                                                                                                 ----------------
                                                                                                                        2,183,433

Commercial Banks - 1.6%             930,000   Bank of America Corp., 4.875% due 9/15/2012                                 923,539
                                    460,000   Bank One Corp., 8% due 4/29/2027                                            580,859
                                    970,000   Barclays Bank Plc, 8.55% (a)(b)(f)                                        1,119,069
                                    690,000   Corporacion Andina de Fomento, 6.875% due 3/15/2012                         750,622
                                    830,000   HSBC Bank USA NA, 5.875% due 11/01/2034                                     837,423
                                    335,000   Hudson United Bancorp, 8.20% due 9/15/2006                                  341,943
                                    520,000   PNC Bank NA, 5.25% due 1/15/2017                                            517,840
                                    595,000   PNC Funding Corp., 6.125% due 2/15/2009                                     614,079
                                    405,000   Popular North America, Inc., 3.875% due 10/01/2008                          391,397
                                    500,000   United Overseas Bank Ltd., 5.796% (a)(b)(f)                                 503,280
                                    420,000   Wachovia Corp., 5.50% due 8/01/2035                                         409,210
                                    320,000   Wells Fargo & Co., 5% due 11/15/2014                                        317,186
                                                                                                                 ----------------
                                                                                                                        7,306,447

Commercial Services &               690,000   Aramark Services, Inc., 6.375% due 2/15/2008                                705,723
Supplies - 0.4%                     435,000   Aramark Services, Inc., 5% due 6/01/2012                                    420,445
                                    570,000   International Lease Finance Corp., 2.95% due 5/23/2006                      566,229
                                                                                                                 ----------------
                                                                                                                        1,692,397

Communications                    1,055,000   Harris Corp., 5% due 10/01/2015                                           1,019,380
Equipment - 0.4%                    850,000   Harris Corp., 6.35% due 2/01/2028                                           888,384
                                                                                                                 ----------------
                                                                                                                        1,907,764

Computers &                         680,000   International Business Machines Corp., 5.875%
Peripherals - 0.2%                            due 11/29/2032                                                              715,548

Consumer Finance - 0.6%             680,000   HSBC Finance Corp., 6.50% due 11/15/2008                                    707,727
                                    515,000   HSBC Finance Corp., 5.875% due 2/01/2009                                    526,315
                                    945,000   MBNA Corp., 6.25% due 1/17/2007                                             955,763
                                    200,000   MBNA Corp., 5.625% due 11/30/2007                                           202,467
                                    455,000   MBNA Corp., 4.625% due 9/15/2008                                            451,698
                                                                                                                 ----------------
                                                                                                                        2,843,970

Diversified Financial             1,440,000   Citigroup, Inc., 5.625% due 8/27/2012                                     1,484,225
Services - 3.3%                     405,000   Citigroup, Inc., 5.85% due 12/11/2034                                       421,784
                                  1,120,000   General Electric Capital Corp., 6% due 6/15/2012                          1,179,574
                                  1,380,000   General Electric Capital Corp., 6.75% due 3/15/2032                       1,619,914
                                    960,000   JPMorgan Chase & Co., 5.75% due 1/02/2013                                   990,033
                                    770,000   JPMorgan Chase & Co., 4.75% due 3/01/2015                                   744,327
                                    425,000   JPMorgan Chase & Co., 4.891% due 9/01/2015 (a)(b)                           420,345
                                  1,000,000   Links Finance Corp., 4.741% due 9/15/2010 (b)                               999,859
                                  1,000,000   Links Finance Corp. Series 54, 4.741% due 9/15/2010 (b)                     999,859
                                  1,000,000   Links Finance Corp. Series 55, 4.741% due 9/15/2010 (b)                     997,849
                                  3,400,000   Sigma Finance Corp., 6.84% due 8/15/2011 (b)(h)                           3,400,000
                                  1,700,000   Sigma Finance Corp., 6.927% due 3/31/2014 (b)(h)                          1,718,928
                                                                                                                 ----------------
                                                                                                                       14,976,697

Diversified Telecommunication       485,000   BellSouth Corp., 6% due 11/15/2034                                          484,560
Services - 1.3%                     643,000   Deutsche Telekom International Finance BV,
                                              5.25% due 7/22/2013                                                         639,582
                                    435,000   Deutsche Telekom International Finance BV,
                                              8.75% due 6/15/2030                                                         553,263
                                    660,000   France Telecom SA, 4.564% due 3/01/2011                                     737,180
                                  1,010,000   GTE Corp., 6.84% due 4/15/2018                                            1,083,211
                                    790,000   SBC Communications, Inc., 6.45% due 6/15/2034                               822,053
                                    865,000   TELUS Corp., 7.50% due 6/01/2007                                            893,229
                                    675,000   Verizon Global Funding Corp., 5.85% due 9/15/2035                           650,479
                                                                                                                 ----------------
                                                                                                                        5,863,557

Electric Utilities - 2.0%           835,000   AEP Texas Central Co. Series D, 5.50% due 2/15/2013 (a)                     844,933
                                    861,000   FirstEnergy Corp., 7.375% due 11/15/2031                                  1,015,954
                                    995,000   FirstEnergy Corp. Series B, 6.45% due 11/15/2011                          1,054,697
                                    430,000   Florida Power & Light Co., 5.40% due 9/01/2035                              419,659
                                  2,550,000   PPL Capital Funding, 5.418% due 5/18/2006 (b)                             2,552,055
                                    465,000   Pacific Gas & Electric Co., 6.05% due 3/01/2034                             481,256
                                    705,000   Public Service Co. of New Mexico, 4.40% due 9/15/2008                       690,386
                                    445,000   Puget Energy, Inc., 5.483% due 6/01/2035                                    431,524
                                    640,000   SPI Electricity & Gas Australia Holdings Pty
                                              Ltd., 6.15% due 11/15/2013 (a)                                              683,197
                                    170,000   Southern California Edison Co., 4.43% due 1/13/2006 (b)                     169,994
                                    465,000   Westar Energy, Inc., 6% due 7/01/2014                                       487,147
                                                                                                                 ----------------
                                                                                                                        8,830,802

Food Products - 0.3%                945,000   Cadbury Schweppes US Finance LLC, 3.875%
                                              due 10/01/2008 (a)                                                          917,709
                                    400,000   SYSCO Corp., 5.375% due 9/21/2035                                           391,542
                                                                                                                 ----------------
                                                                                                                        1,309,251

Gas Utilities - 0.1%                660,000   Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                   641,774

Hotels, Restaurants &               435,000   Harrah's Operating Co., Inc., 5.625% due 6/01/2015                          427,354
Leisure - 0.1%

Household Durables - 1.0%         1,300,000   American Greetings, 6.10% due 8/01/2028                                   1,319,500
                                  1,100,000   DR Horton, Inc., 5% due 1/15/2009                                         1,085,221
                                    505,000   DR Horton, Inc., 6.875% due 5/01/2013                                       526,991
                                    710,000   DR Horton, Inc., 5.625% due 9/15/2014                                       683,912
                                  1,010,000   KB Home, 5.75% due 2/01/2014                                                952,299
                                     50,000   KB Home, 5.875% due 1/15/2015                                                47,154
                                                                                                                 ----------------
                                                                                                                        4,615,077

Industrial Conglomerates - 0.3%   1,360,000   Tyco International Group SA, 6.75% due 2/15/2011                          1,429,889

Insurance - 2.3%                    930,000   AON Corp., 6.95% due 1/15/2007                                              945,514
                                    865,000   Fund American Cos., Inc., 5.875% due 5/15/2013                              872,839
                                  1,100,000   Marsh & McLennan Cos., Inc., 5.15% due 9/15/2010                          1,092,685
                                    440,000   Marsh & McLennan Cos., Inc., 5.75% due 9/15/2015                            443,535
                                  1,335,000   Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                         1,298,292
                                  1,090,000   NLV Financial Corp., 7.50% due 8/15/2033 (a)                              1,206,879
                                    330,000   North Front Pass-Through Trust, 5.81% due
                                              12/15/2024 (a)(b)                                                           330,306
                                    235,000   Prudential Financial, Inc., 4.104% due 11/15/2006                           233,457
                                    780,000   Prudential Holdings LLC, 8.695% due 12/18/2023 (a)                          988,580
                                    981,000   UnumProvident Finance Co. Plc, 6.85% due
                                              11/15/2015 (a)                                                            1,021,837
                                    745,000   Willis Group North America, Inc., 5.625% due 7/15/2015                      744,710
                                    955,000   XL Capital Ltd., 5.25% due 9/15/2014                                        932,156
                                                                                                                 ----------------
                                                                                                                       10,110,790

Media - 1.5%                        430,000   Clear Channel Communications, Inc., 5.50% due
                                              9/15/2014                                                                   411,462
                                    400,000   Comcast Cable Communications Holdings, Inc.,
                                              8.375% due 3/15/2013                                                        462,991
                                    770,000   Cox Communications, Inc., 7.75% due 11/01/2010                              833,964
                                  1,250,000   Lenfest Communications, Inc., 10.50% due 6/15/2006                        1,276,495
                                    420,000   Media General, Inc., 6.95% due 9/01/2006                                    423,312
                                    430,000   News America, Inc., 6.20% due 12/15/2034                                    427,119
                                    710,000   News America, Inc., 6.40% due 12/15/2035 (a)                                715,635
                                    435,000   News America, Inc., 6.75% due 1/09/2038                                     459,946
                                  1,355,000   Time Warner Companies, Inc., 9.125% due 1/15/2013                         1,603,745
                                                                                                                 ----------------
                                                                                                                        6,614,669

Metals & Mining - 0.3%              430,000   Alcan, Inc., 5.75% due 6/01/2035                                            418,678
                                    770,000   Textron Financial Corp., 2.75% due 6/01/2006                                764,136
                                                                                                                 ----------------
                                                                                                                        1,182,814

Multi-Utilities - 0.2%              120,000   Ameren Corp., 4.263% due 5/15/2007                                          118,281
                                    375,000   Dominion Resources, Inc., 5.95% due 6/15/2035                               366,033
                                    615,000   Dominion Resources, Inc. Series B, 4.64% due
                                              5/15/2006 (b)                                                               615,543
                                                                                                                 ----------------
                                                                                                                        1,099,857

Oil, Gas & Consumable               490,000   Consolidated Natural Gas Co., 5% due 12/01/2014                             475,386
Fuels - 1.6%                        798,900   Kern River Funding Corp., 4.893% due 4/30/2018 (a)                          783,034
                                    510,000   Kinder Morgan Energy Partners LP, 5.35% due 8/15/2007                       511,273
                                    195,000   Midamerican Energy Holdings Co., 5.875%
                                              due 10/01/2012                                                              201,311
                                    400,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                             403,217
                                  2,500,000   Pemex Project Funding Master Trust, 5.791%
                                              due 6/15/2010 (a)(b)                                                      2,587,500
                                    310,000   Texaco Capital, Inc., 8.625% due 6/30/2010                                  358,089
                                  1,665,000   Ultramar Diamond Shamrock Corp., 6.75%
                                              due 10/15/2037                                                            1,778,583
                                                                                                                 ----------------
                                                                                                                        7,098,393

Paper & Forest                    1,040,000   Celulosa Arauco y Constitucion SA, 8.625% due 8/15/2010                   1,173,529
Products - 0.3%

Pharmaceuticals - 0.3%            1,380,000   Wyeth, 5.50% due 3/15/2013                                                1,399,000

Real Estate - 0.9%                  410,000   Developers Diversified Realty Corp., 6.625%
                                              due 1/15/2008                                                               420,956
                                    660,000   HRPT Properties Trust, 5.75% due 11/01/2015                                 657,720
                                    465,000   Health Care Property Investors, Inc., 6.50%
                                              due 2/15/2006                                                               465,532
                                    472,000   iStar Financial, Inc., 5.80% due 3/15/2011                                  475,058
                                    550,000   Nationwide Health Properties, Inc., 6.59% due 7/07/2038                     574,838
                                    855,000   Simon Property Group LP, 5.10% due 6/15/2015                                826,918
                                    780,000   Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                     770,611
                                                                                                                 ----------------
                                                                                                                        4,191,633

Road & Rail - 0.5%                  905,000   BNSF Funding Trust I, 6.613% due 12/15/2055 (b)                             942,112
                                    335,000   CSX Corp., 6.75% due 3/15/2011                                              358,999
                                    325,000   Canadian National Railway Co., 6.90% due 7/15/2028                          386,849
                                    480,000   Norfolk Southern Corp., 7.05% due 5/01/2037                                 572,796
                                                                                                                 ----------------
                                                                                                                        2,260,756

Thrifts & Mortgage                  695,000   Washington Mutual, Inc., 4.20% due 1/15/2010                                672,932
Finance - 0.2%

Wireless Telecommunication          427,000   AT&T Wireless Services, Inc., 8.75% due 3/01/2031                           565,697
Services - 0.4%                     470,000   America Movil SA de CV, 6.375% due 3/01/2035                                463,561
                                    430,000   Sprint Capital Corp., 8.75% due 3/15/2032                                   570,644
                                                                                                                 ----------------
                                                                                                                        1,599,902

                                              Total Corporate Bonds (Cost - $111,488,501) - 25.0%                     111,655,306


                                              Foreign Government Obligations
                            EUR   2,249,000   Bundesobligation Series 143, 3.50% due 10/10/2008                         2,691,850
                            USD   1,410,000   Italy Government International Bond, 4.50%
                                              due 1/21/2015                                                             1,367,555
                                  1,330,000   Mexico Government International Bond, 9.875%
                                              due 2/01/2010                                                             1,560,090
                                    495,000   Mexico Government International Bond, 6.375%
                                              due 1/16/2013                                                               525,938
                                    395,000   Mexico Government International Bond, 5.875%
                                              due 1/15/2014                                                               408,825

                                              Total Foreign Government Obligations
                                              (Cost - $6,459,454) - 1.5%                                                6,554,258


                                              Preferred Securities

                                              Capital Trusts
Commercial Banks - 0.4%             495,000   BAC Capital Trust VI, 5.625% due 3/08/2035                                  488,320
                                  1,200,000   HSBC Finance Capital Trust IX, 5.911% due
                                              11/30/2035 (b)                                                            1,210,208
                                                                                                                 ----------------
                                                                                                                        1,698,528

Commercial Services &             1,180,000   ILFC E-Capital Trust II, 6.25% due 12/21/2065 (a)(b)                      1,197,778
Supplies - 0.2%

Electric Utilities - 0.1%           420,000   Alabama Power Capital Trust V, 5.50% due
                                              10/01/2042 (b)                                                              422,156

Oil, Gas & Consumable               500,000   Pemex Project Funding Master Trust, 7.375%
Fuels - 0.1%                                  due 12/15/2014                                                              555,500

                                              Total Capital Trusts (Cost - $3,813,802) - 0.8%                           3,873,962


                                     Shares
                                       Held   Preferred Stocks
Thrifts & Mortgage                   30,400   Fannie Mae, 7%                                                            1,656,800
Finance - 0.4%

                                              Total Preferred Stocks (Cost - $1,691,000) - 0.4%                         1,656,800


                                       Face
                                     Amount   Trust Preferreds
Aerospace & Defense - 0.6%   USD  2,660,000   RC Trust I, 7% due 5/15/2006                                              2,652,338

                                              Total Trust Preferreds (Cost - $2,691,796) - 0.6%                         2,652,338

                                              Total Preferred Securities (Cost - $8,196,598) - 1.8%                     8,183,100


State                                         Municipal Bonds
Texas - 0.2%                        945,000   Dallas, Texas, General Obligation Bonds, Series C,
                                              6.015% due 2/15/2024                                                        945,302

                                              Total Municipal Bonds (Cost - $945,000) - 0.2%                              945,302


                                              Short-Term Securities
Commercial Paper* - 6.4%         10,030,000   Atlantic Asset Securitization Corp., 4.35% due 1/11/2006                 10,020,304
                                  8,497,000   Park Avenue Receivables Co. LLC, 4.27% due 1/06/2006                      8,493,976
                                 10,190,000   The Southern Co., 4.25% due 1/05/2006                                    10,187,594
                                                                                                                 ----------------
                                                                                                                       28,701,874

U.S. Government Agency           65,000,000   Federal Home Loan Bank System, 3.30% due 1/03/2006                       65,000,000
Obligations* - 14.6%


                                 Beneficial
                                   Interest
                            USD  24,660,000   Merrill Lynch Liquidity Series, LLC
                                              Money Market Series (c)(d)                                               24,660,000

                                              Total Short-Term Securities
                                              (Cost - $118,361,875) - 26.5%                                           118,361,874


                                  Number of
                                  Contracts   Options Purchased
Put Options Purchased - 0.0%           20++   Pay a fixed rate of 5.95% and receive a floating rate based on 3-month LIBOR, expiring April 2007,
                                              Broker JPMorgan Chase Bank (g)                                              166,700

                                              Total Options Purchased
                                              (Premiums Paid - $190,100) - 0.0%                                           166,700

                                              Total Investments (Cost - $527,338,739) - 118.0%                        527,977,063


                                              Options Written
Call Options Written - (0.0%)          41++   Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expiring January 2006, Broker UBS
                                              Warburg (g)                                                                 (8,200)

Put Options Written - (0.1%)           41++   Receive a fixed rate of 4.25% and pay a floating rate based on 3-month LIBOR, expiring January 2006, Broker
                                              UBS Warburg (g)                                                           (258,300)
                                       16++   Receive a fixed rate of 6.07% and pay a floating rate based on 3-month LIBOR, expiring April 2007, Broker
                                              JPMorgan Chase Bank (g)                                                   (187,535)
                                                                                                                 ----------------
                                                                                                                        (445,835)

                                              Total Options Written
                                              (Premiums Received - $351,025) - (0.1%)                                   (454,035)

                                              Total Investments, Net of Options Written
                                              (Cost - $526,987,714**) - 117.9%                                        527,523,028
                                              Liabilities in Excess of Other Assets - (17.9%)                        (80,118,103)
                                                                                                                 ----------------
                                              Net Assets - 100.0%                                                $    447,404,925
                                                                                                                 ================


  + Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns.
    As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

 ++ One contract represents a notional amount of $1,000,000.

  * Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

 ** The cost and unrealized appreciation (depreciation) of investments, including options, as of December 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     527,429,662
                                                  =================
    Gross unrealized appreciation                 $       2,827,774
    Gross unrealized depreciation                       (2,734,408)
                                                  -----------------
    Net unrealized appreciation                   $          93,366
                                                  =================


(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate note.

(c) Security was purchased with the cash proceeds from securities loans.

(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net            Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series LLC,
       Money Market Series                    $    (4,956,500)   $     32,692


(e) Convertible security.

(f) The security is a perpetual bond and has no stated maturity date.

(g) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(h) Restricted securities as to resale, representing 1.1% of net assets, were as follows:

                               Acquisition
    Issue                          Date             Cost            Value

    Sigma Finance Corp.:
       6.84% due 8/15/2001      2/13/2004     $    3,400,000    $    3,400,000
       6.927% due 3/31/2014     3/26/2004          1,700,000         1,718,928
                                              --------------    --------------
                                              $    5,100,000    $    5,118,928
                                              ==============    ==============


(i) All or a portion of security held as collateral in connection with open financial futures contracts.

(j) Security, or a portion of security, is on loan.

(k) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts purchased as of December 31, 2005 were as follows:

    Number of                       Expiration        Face        Unrealized
    Contracts      Issue               Date          Value       Appreciation

      178          5-Year
             U.S. Treasury Note     March 2006   $  18,920,830    $    8,358


  o Financial futures contracts sold as of December 31, 2005 were as follows:

    Number of                       Expiration        Face        Unrealized
    Contracts      Issue               Date          Value       Depreciation

      697         10-Year
             U.S. Treasury Note     March 2006   $  75,766,215  $  (489,941)


  o Forward foreign exchange contracts as of December 31, 2005 were as follows:

    Foreign Currency                   Settlement                 Unrealized
    Sold                                  Date                   Depreciation

    EUR  2,328,187                   February 2006              $      (4,369)
                                                                --------------
    Total Unrealized Depreciation on Forward Foreign Exchange
    Contracts - Net (USD Commitment - $2,748,122)               $      (4,369)
                                                                ==============


  o Swaps outstanding as of December 31, 2005 were as follows:

                                                                  Unrealized
                                                  Notional       Appreciation
                                                   Amount       (Depreciation)

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.12%

    Broker, Lehman Brothers Special Finance
    Expires January 2006                        $   14,200,000               -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.02%

    Broker, UBS Warburg
    Expires January 2006                        $   14,975,000               -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.15%

    Broker, Lehman Brothers Special Finance
    Expires February 2006                       $   19,200,000               -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers CMBS Investment Grade
    Index and pay a floating rate based on
    1-month LIBOR minus .05%

    Broker, UBS Warburg
    Expires February 2006                       $    5,900,000               -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.01%

    Broker, UBS Warburg
    Expires March 2006                          $   26,100,000               -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers US Agency Index and pay a floating rate based on 1-month LIBOR minus 0.05%

    Broker, Lehman Brothers Special Finance
    Expires April 2006                          $   12,600,000               -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.12%

    Broker, Lehman Brothers Special Finance
    Expires May 2006                            $   25,400,000               -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.01%

    Broker, UBS Warburg
    Expires May 2006                            $   30,700,000               -

    Bought credit default protection on
    Aon Corp. and pay 0.37%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires January 2007                        $    1,025,000   $     (3,229)

    Pay a fixed rate of 2.8025% and receive
    a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires January 2007                        $    1,025,000          20,656

    Pay a fixed rate of 4.095% and receive
    a floating rate based on 3-month LIBOR

    Broker, Citibank, N.A.
    Expires September 2007                      $   25,000,000       (297,102)

    Sold credit default protection on
    Sprint Capital Corp. and receive 1.50%

    Broker, Morgan Stanley Capital
    Services Inc.
    Expires September 2008                      $    1,625,000          59,017

    Sold credit default protection on
    Comcast Cable Communications, Inc. and
    receive 1.15%

    Broker, Morgan Stanley Capital
    Services Inc.
    Expires September 2008                      $    1,625,000          38,522

    Receive a fixed rate of 3.401% and pay
    3.875% on Treasury Inflation Protected
    Securities (TIPS) adjusted principal

    Broker, JPMorgan Chase Bank
    Expires January 2009                        $    2,937,000        (57,942)

    Sold credit default protection on
    Raytheon Co. and receive 0.73%

    Broker, JPMorgan Chase Bank
    Expires March 2009                          $      550,000           8,252

    Bought credit default protection on
    Boeing Capital Corp. and pay 0.48%

    Broker, JPMorgan Chase Bank
    Expires March 2009                          $      550,000         (6,118)

    Sold credit default protection on
    Nextel Communications, Inc. Class A and
    receive 1.72%

    Broker, JPMorgan Chase Bank
    Expires September 2009                      $    1,035,000          52,765

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 2 and receive 0.60%

    Broker, Morgan Stanley Capital
    Services Inc.
    Expires September 2009                      $    4,062,240          13,998

    Bought credit default protection on
    Hewlett-Packard Co. and pay 0.31%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                       $    1,050,000         (3,819)

    Bought credit default protection on
    Petroleos Mexicanos and pay 1.09%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                       $    2,105,000        (34,246)


    Sold credit default protection on Mexico
    Government International Bond and
    receive 0.92%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                       $    2,105,000          32,120

    Sold credit default protection on Computer
    Associates International, Inc. and
    receive 0.83%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                       $    1,050,000           9,346

    Bought credit default protection on Morgan
    Stanley and pay 0.47%

    Broker, HSBC Bank USA
    Expires June 2010                           $      510,000         (5,594)

    Bought credit default protection on
    Valero Energy Corp. and pay 1.03%

    Broker, Deutsche Bank AG
    Expires June 2010                           $      510,000        (13,635)

    Bought credit default protection on
    Devon Energy Corp. and pay 0.48%

    Broker, Deutsche Bank AG
    Expires June 2010                           $    1,015,000         (8,875)

    Sold credit default protection on
    BellSouth Corp. and receive 0.26%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                           $      500,000              51

    Bought credit default protection on
    Devon Energy Corp. and pay 0.50%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                           $    1,015,000         (8,056)

    Bought credit default protection on
    Valero Energy Corp. and pay 1.00%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                           $      510,000        (13,635)

    Bought credit default protection on
    Goldman Sachs Group, Inc. and pay 0.45%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                           $      500,000         (5,081)

    Bought credit default protection on
    JPMorgan Chase & Co. and pay 0.44%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires June 2010                           $      500,000         (4,874)

    Sold credit default protection on Wells
    Fargo & Co. and receive 0.195%

    Broker, Deutsche Bank AG
    Expires June 2010                           $      500,000           2,299

    Sold credit default protection on Dow
    Jones CDX North America Investment Grade
    Index Series 4 and receive 0.40%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                           $    5,000,000          30,933

    Sold credit default protection on Dow
    Jones CDX North America Investment Grade
    Index Series 4 and receive 0.40%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                           $    5,125,000           5,152

    Sold credit default protection on Dow
    Jones CDX North America Investment
    Grade High Volatility Index Series 4
    and receive 0.90%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                           $    5,010,000        (10,822)

    Sold credit default protection on J.C.
    Penney Corp., Inc. and receive 0.86%

    Broker, Lehman Brothers Special Finance
    Expires September 2010                      $      995,000          10,565

    Sold credit default protection on Royal
    Caribbean Cruises Ltd. and receive 1.03%

    Broker, Lehman Brothers Special Finance
    Expires September 2010                      $      995,000          10,009

    Sold credit default protection on J.C.
    Penney Corp., Inc. and receive 0.95%

    Broker, UBS Warburg
    Expires September 2010                      $      500,000           7,206

    Sold credit default protection on Royal
    Caribbean Cruises Ltd. and receive 1.13%

    Broker, UBS Warburg
    Expires September 2010                      $      500,000           7,120

    Sold credit default protection on CSX
    Corp. and receive 0.34%

    Broker, JPMorgan Chase Bank
    Expires December 2010                       $    1,025,000           (776)

    Bought credit default protection on
    Sara Lee Corp. and pay 0.57%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                       $    1,025,000           3,897

    Bought credit default protection on
    Brunswick Corp. and pay 0.60%

    Broker, JPMorgan Chase Bank
    Expires December 2010                       $    1,035,000         (5,980)

    Bought credit default protection on
    ConAgra Foods, Inc. and pay 0.57%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                       $    1,025,000           (599)

    Sold credit default protection on Tyson
    Foods, Inc. Class A and receive 0.75%

    Broker, JPMorgan Chase Bank
    Expires December 2010                       $    1,000,000           7,731

    Bought credit default protection on HJ
    Heinz Co. and pay 0.37%

    Broker, UBS Warburg
    Expires December 2010                       $    1,025,000           3,099

    Bought credit default protection on
    Time Warner, Inc. and pay 0.68%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                       $    2,545,000        (13,560)

    Bought credit default protection on CVS
    Corp. and pay 0.48%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires December 2010                       $    1,035,000         (4,321)

    Sold credit default protection on
    Goodrich Corp. and receive 0.44%

    Broker, UBS Warburg
    Expires December 2010                       $    1,025,000         (1,495)

    Bought credit default protection on
    RadioShack Corp. and pay 1.16%

    Broker, UBS Warburg
    Expires December 2010                       $    1,035,000           5,230

    Bought credit default protection on
    Campbell Soup Co. and pay 0.26%

    Broker, UBS Warburg
    Expires December 2010                       $    1,025,000           1,724

    Bought credit default protection on
    Kohl's Corp. and pay 0.39%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires December 2010                       $    1,035,000         (3,527)

    Bought credit default protection on
    General Mills Inc. and pay 0.35%

    Broker, UBS Warburg
    Expires December 2010                       $    1,025,000           (477)

    Bought credit default protection on
    Limited Brands Inc. and pay 1.065%

    Broker, UBS Warburg
    Expires December 2010                       $    1,035,000         (6,024)

    Bought credit default protection on
    TJX Cos., Inc. and pay 0.57%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires December 2010                       $    1,035,000         (6,158)

    Sold credit default protection on Lehman
    Brothers Holdings, Inc. and receive 0.271%

    Broker, UBS Warburg
    Expires December 2010                       $    1,025,000           1,393

    Sold credit default protection on
    Computer Associates International, Inc.
    and receive 0.74%

    Broker, UBS Warburg
    Expires December 2010                       $    1,025,000           (279)

    Bought credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and pay 0.55%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                       $    5,125,000        (10,297)

    Bought credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and pay 0.45%

    Broker, JPMorgan Chase Bank
    Expires December 2010                       $    2,590,000         (3,249)

    Sold credit default protection on Dow
    Jones CDX North America Investment Grade
    Index Series 5 and receive 0.45%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                       $    5,175,000           (480)

    Sold credit default protection on Dow
    Jones CDX North America Investment Grade
    Index Series 5 and receive 0.45%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                       $    5,470,000           5,836

    Sold credit default protection on Dow Jones
    CDX North America Investment Grade High
    Volatility Index Series 5 and receive 0.85%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                       $    2,590,000           7,490

    Sold credit default protection on Dow Jones
    CDX North America Investment Grade High
    Volatility Index Series 5 and receive 0.85%

    Broker, JPMorgan Chase Bank
    Expires December 2010                       $    2,590,000           8,901

    Receive a fixed rate of 4.17% and pay
    3.50% on Treasury Inflation Protected
    Securities (TIPS) adjusted principal

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires January 2011                        $    2,525,000       (103,267)

    Sold credit default protection on XTO
    Energy, Inc. and receive 0.43%

    Broker, UBS Warburg
    Expires March 2011                          $    2,010,000           1,871

    Receive a floating rate based on 1-month
    LIBOR plus 0.47%, which is capped at a
    fixed coupon of 6%, and pay a floating
    rate based on 1-month LIBOR

    Broker, Credit Suisse First Boston
    Corporation
    Expires June 2011                           $   23,000,000        (35,581)

    Receive a fixed rate of 4.95% and pay a
    floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2017                          $    3,000,000         (6,528)

    Receive a fixed rate of 5.258% and pay a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2017                          $    1,400,000          28,659

    Pay a fixed rate of 5.41% and receive a
    floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2037                          $    1,380,000        (63,033)

    Pay a fixed rate of 5.11% and receive a
    floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2037                          $    2,000,000         (4,852)
                                                                 -------------
    Total                                                        $   (359,669)
                                                                 =============


  o Currency Abbreviations:
    EUR    Euro
    USD    U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  February 21, 2006